SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Accounting Policies [Abstract]
Cash equivalents	$ 45,438	$ 10,329
Allowance for credit losses	1,990	8,384
Other current asset		21,086
Impairment of Long-Lived Assets to be Disposed of	0	0
Advertising expense	67,887	59,855
Right of use assets	85,674	108,863	$ 135,182
Right of use liabilities	88,031		$ 135,182
Accumulated deficit	$ 5,782,823	$ 704,616